Intangible assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Other Intangible Assets Details Narrative
Amortization expense	$ 271	$ 288	$ 294